INVENTORY	12 Months Ended
Jun. 30, 2025
INVENTORY

6. INVENTORY

The Company’s inventory includes purchased products. The Company’s purchased inventory during the year end June 30, 2025 amounted to $10,082,903 (June 30, 2024 – $9,720,238; June 30, 2023 – $9,733,113). The Company’s inventory as at June 30, 2025 amounted to $1,026,660 (June 30, 2024 – $931,877).